Fees Summary	Jul. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,578,304
Previously Paid Amount	0.00
Total Fee Amount	394.74
Total Offset Amount	0.00
Net Fee	$ 394.74